Trade Receivables	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instrument [Abstract]
TRADE RECEIVABLES	TRADE RECEIVABLES

	December 31
	2021	2020
Trade receivables

At amortized cost
Trade receivables	$18,041	$14,379
Less: Allowances for impairment loss	(1,416)	(904)
	$16,625	$13,475
Trade receivables at amortized cost
The average credit period ranges from 15 to 30 days. No interest is charged on outstanding trade receivables.
The Company serves a large consumer base for its battery swapping and energy service business which limits its concentration of credit risk. When having transactions with customers, the Company considers the record of arrears in the past. In addition, the Company has a suspension policy on battery swapping and energy services whereby when there is delinquent payment, customers will be disallowed from continued charging.
In order to minimize credit risk, the Company has delegated a team responsible for determining credit limits, credit approvals and other monitoring procedures to ensure that follow-up action is taken to recover overdue debts. In addition, the Company reviews the recoverable amount of each individual trade debt at the end of the reporting period to ensure that adequate allowance is made for possible irrecoverable amounts which management believes reduces the Company’s credit risk.
The Company measures the loss allowance for trade receivables at an amount equal to lifetime expected credit losses. The expected credit losses on trade receivables are estimated using an allowance matrix with reference to past default experiences of the debtor and an analysis of the debtor’s current financial position, adjusted for general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecasted direction of economic conditions at the reporting date.
The Company writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery. For trade receivables that have been written off, the Company continues to engage in enforcement activity to attempt to recover the receivables overdue. Where recoveries are made, these are recognized in profit or loss.
The following table details the loss allowance of trade receivables based on the Company’s allowance matrix.
The Company estimated the expected credit losses based on past due days on the trade receivables generated by the Battery Swapping and Energy Services department. The expected credit loss on the trade receivables of the sales of electric scooters and related hardware department is still assessed based on the invoice date.
December 31, 2021
Trade receivables of energy usage and battery swapping services

	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$10,776	$186	$66	$1,239	$12,267
Loss allowance (Lifetime ECL)	—	—	(33)	(1,239)	(1,272)
Amortized cost	$10,776	$186	$33	$—	$10,995
Trade receivables other than energy usage and battery swapping services

	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$5,553	$109	$1	$111	$5,774
Loss allowance (Lifetime ECL)	—	(33)	—	(111)	(144)
Amortized cost	$5,553	$76	$1	$—	$5,630
December 31, 2020
Trade receivables of energy usage and battery swapping services

	Not Overdue	Overdue under 30 Days	Overdue 31-120 Days	Over 121 Days	Total
Expected credit loss rate	0%	0%	50%	100%
Gross carrying amount	$8,912	$70	$1,081	$227	$10,290
Loss allowance (Lifetime ECL)	—	—	(541)	(227)	(768)
Amortized cost	$8,912	$70	$540	$—	$9,522
Trade receivables other than energy usage and battery swapping services

	0-90 Days	91-180 Days	181-365 Days	Over 365 Days	Total
Expected credit loss rate	0%	30%	50%	100%
Gross carrying amount	$3,938	$20	$2	$129	$4,089
Loss allowance (Lifetime ECL)	—	(6)	(1)	(129)	(136)
Amortized cost	$3,938	$14	$1	$—	$3,953
The above aging schedule was based on the invoice date.
The movements of the loss allowance of trade receivables were as follows:

	For the Year Ended December 31
	2021	2020	2019
Balance at January 1	$904	$229	$427
Add: Net remeasurement of loss allowance	519	642	1,801
Less: Written off	(26)	(13)	(2,003)
Effect of foreign exchange difference	19	46	4
Balance at December 31	$1,416	$904	$229